Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

As at	December 31, 2023	December 31, 2022
Retail liquor	83,923	82,589
Retail cannabis	19,516	13,373
Millwork	—	276
Harvested cannabis
Raw materials, packaging and components	7,781	4,577
Extracted cannabis & hemp oils	11,989	—
Work-in-progress	995	19,927
Finished goods	4,856	7,040
	129,060	127,782